SUMMARY OF COMMON STOCK WARRANTS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrants
Number of Warrants, Outstanding at beginning balance	16,223,996	16,953,996	15,953,996
Weighted Average Exercise Warrants Price, Outstanding at beginning balance	$ 1.06	$ 0.96	$ 1.07
Weighted Average Contractual Term in Years	1 year 14 days	1 year 4 months 28 days	2 years 7 months 24 days	3 years 1 month 2 days
Number of Warrants, Granted	507,500	1,045,000	1,000,000
Weighted Average Exercise Warrants Price, Granted	$ 8.00	$ 0.50	$ 0.50
Number of Warrants, Exercised		1,775,000
Weighted Average Exercise Warrants Price, Exercised		$ 0.50
Number of Warrants, Forfeited
Weighted Average Exercise Warrants Price, Forfeited
Number of Warrants, Cancelled
Weighted Average Exercise Warrants Price, Cancelled
Number of Warrants, Expired
Weighted Average Exercise Warrants Price, Expired
Number of Warrants, Outstanding at ending balance	16,731,496	16,223,996	16,953,996	15,953,996
Weighted Average Exercise Warrants Price, Outstanding at ending balance	$ 1.27	$ 1.06	$ 0.96	$ 1.07
Number of Warrants, Exercisable	16,731,496	16,223,996
Weighted Average Exercise Warrants Price, Exercisable	$ 1.27	$ 1.06
Weighted Average Contractual Term in Years, Exercisable	1 year 14 days	1 year 4 months 28 days
Weighted Average Contractual Term in Years, Granted		5 years	5 years
Number of Warrants, Exercised		(1,775,000)